Stock Options, Stock Purchase Plan and Warrants	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options, Stock Purchase Plan and Warrants

NOTE G – STOCK OPTIONS, STOCK PURCHASE PLAN AND WARRANTS

Stock Option Plan

On April 16, 2013 the Company’s Board of Directors approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”), which amended and restated the Equity Incentive Plan, originally effective as of October 14, 2003, and previously amended and restated effective as of October 31, 2006. The Amended Plan allows for the award of equity incentives, including stock options, stock appreciation rights, restricted stock awards, stock bonus awards, deferred stock awards, and other stock-based awards to certain employees, directors, or officers of, or key non-employee advisers or consultants, including contracted physicians to the Company or its subsidiaries. The Amended Plan, which expires on March 3, 2019, provides that the maximum aggregate number of shares of the Company’s common stock reserved and available for issuance under the Amended Plan is 7,000,000.

As of December 31, 2013, option and stock awards for 5,725,798 shares were outstanding, including both, 800,000 options issued outside of the Amended Plan to Douglas VanOort, the Company’s Chairman and Chief Executive Officer and 350,000 options issued to Robert Gasparini, the Company’s Chief Scientific Officer. A total of 662,065 shares were available for future option and stock awards under the Amended Plan. Options typically expire after 5 - 10 years and generally vest over 3 or 4 years, but each grant’s expiration, vesting and exercise price provisions are determined at the time the awards are granted by the Compensation Committee of the Board of Directors or by the Chairman and Chief Executive Officer by virtue of authority delegated to him by the Compensation Committee.

The fair value of each stock option award granted during the years ended December 31, 2013, 2012 and 2011 was estimated as of the grant date using a trinomial lattice model with the following weighted average assumptions:

	2013	2012	2011
Expected term (in years)	2.5 - 4.5	2.5 – 4.5	3.0 – 4.5
Risk-free interest rate (%)	0.7%	0.6%	1.18%
Expected volatility (%)	46%	51%	55%
Dividend yield (%)	0%	0%	0%
Weighted average fair value/share at grant date	$1.19	$0.73	$0.51

The status of our stock options and stock awards are summarized as follows:

	Number	Weighted Average
	Of Shares	Exercise Price
Outstanding at December 31, 2010	5,470,544	$0.87

Granted	519,000	1.39
Exercised	(382,500)	0.95
Canceled	(827,374)	1.15

Outstanding at December 31, 2011	4,779,670	0.87

Granted	1,298,000	1.64
Exercised	(197,209)	1.02
Canceled	(102,749)	1.60

Outstanding at December 31, 2012	5,777,712	1.02

Granted	416,000	3.66
Exercised	(438,998)	0.85
Canceled	(28,916)	1.47

Outstanding at December 31, 2013	5,725,798	1.22

Exercisable at December 31, 2013	4,205,173	$0.89

The number and weighted average grant-date fair values of options non-vested at the beginning and end of 2013, as well as options granted, vested and forfeited during the year was as follows:

	Number of Options	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2013	1,702,378	$0.71
Granted in 2013	416,000	$1.20
Vested in 2013	(573,588)	$0.63
Forfeited in 2013	(24,165)	$0.57

Non-vested at December 31, 2013	1,520,625	$1.02

The following table summarizes information about our options outstanding at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
0.00 – 0.50	930,000	1.0	$0.28	930,000	1.0	$0.28
0.51 – 0.75	350,504	2.3	0.64	350,504	2.3	0.64
0.76 – 1.00	1,589,000	1.8	0.80	1,589,000	1.8	0.80
1.01 – 1.50	1,274,294	2.4	1.38	864,669	2.2	1.38
1.51 – 2.00	1,166,000	2.8	1.69	462,000	2.2	1.66
2.01 – 3.00	40,000	4.2	2.60	5,000	4.0	2.48
3.01 – 3.98	376,000	4.4	3.77	4,000	4.3	3.76

	5,725,798	2.2	$1.22	4,205,173	1.8	$0.89

As of December 31, 2013, the aggregate intrinsic value of all stock options outstanding and expected to vest was approximately $13.8 million and the aggregate intrinsic value of currently exercisable stock options was approximately $11.5 million. The intrinsic value of each option share is the difference between the fair market value of NeoGenomics common stock and the exercise price of such option share to the extent it is “in-the-money”. Aggregate intrinsic value represents the value that would have been received by the holders of in-the-money options had they exercised their options on the last trading day of the year and sold the underlying shares at the closing stock price on such day. The intrinsic value calculation is based on the $3.62 closing stock price of NeoGenomics Common Stock on December 31, 2013, the last trading day of 2013. The total number of in-the-money options outstanding and exercisable as of December 31, 2013 was approximately 4,205,173.

The total intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011 was approximately $1,200,000, $264,000 and $126,000, respectively. Intrinsic value of exercised shares is the total value of such shares on the date of exercise less the cash received from the option holder to exercise the options. The total cash proceeds received from the exercise of stock options was approximately $372,000, $201,000 and $367,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

The total fair value of options granted during the years ended December 31, 2013, 2012 and 2011 was approximately $493,000, $943,000 and $267,000, respectively. The total fair value of option shares vested during the years ended December 31, 2013, 2012 and 2011 was approximately $349,000, $218,000 and $321,000.

We recognize stock-based compensation expense over the vesting period using the straight-line method for employees and ratably for non-employees. Stock compensation cost recognized for the years ended December 31, 2013, 2012 and 2011 related to stock options was approximately $666,000, $575,000 and $285,000, respectively. As of December 31, 2013, there was approximately $654,000 of total unrecognized stock-based compensation cost, related to unvested stock options granted under the Amended Plan. This cost is expected to be recognized over a weighted-average period of 1.5 years.

On April 22, 2013, Steven Ross, our Chief Information Officer was granted stock options to purchase 150,000 shares of the Company’s common stock at an exercise price per share of $3.93, which was the closing price per share on the last trading day prior to his start date. The stock options have a five year term and become 25% vested on each of the first four anniversaries of his start date. The stock options were valued at $192,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.5
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	45%
Dividend yield (%)	0%

We recorded stock compensation expense of approximately $63,000 for these options during the year ended December 31, 2013.

On January 9, 2012, Dr. Maher Albitar, our Chief Medical Officer was granted stock options to purchase 250,000 shares of the Company’s common stock at an exercise price per share of $1.43, which was the closing price per share on the last trading day prior to his start date. The stock options have a five year term and become 25% vested on each of the first four anniversaries of his start date. The stock options also fully vest upon a change of control of the Company. Dr. Albitar works in our California laboratory location, and the State of California has certain regulations that prohibit the corporate practice of medicine. As a result of this regulation, Dr. Albitar is not an employee, but rather is a full-time consulting physician to NeoGenomics. Thus, these stock options are non-employee consultant options and as such are being revalued at the end of every reporting period. At December 31, 2013 these stock options were valued at $535,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.3
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	53%
Dividend yield (%)	0%

We recorded stock compensation expense of approximately $252,000 and $151,000 for these options during the years ended December 31, 2013 and 2012, respectively which amount is included in the $666,000 and $575,000, respectively mentioned above.

On February 14, 2012, Mr. VanOort, our Chief Executive Officer was granted supplemental non-qualified stock options to purchase 800,000 shares of common stock at an exercise price of $1.71 per share which have a five year term so long as Mr. VanOort remains an employee of the Company (the “Supplemental Options”). The Supplemental Options are scheduled to vest according to the passage of time with 200,000 shares vesting each year on the anniversary of the grant date for the first four years after the grant. The Supplemental Options are valued at $505,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.8
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

We recorded stock compensation expense of $155,000 and $210,000 for these options during the years ended December 31, 2013 and 2012, respectively which amount is included in the $666,000 and $575,000, respectively mentioned above. In the event of a change of control of the Company in which the consideration payable to common stockholders of the Company has a deemed value of at least $4.00 per share, any unvested portion of the Supplemental Options will immediately vest in full.

Employee Stock Purchase Plan

Effective January 1, 2007, the Company began sponsoring an Employee Stock Purchase Plan (“ESPP”), under which eligible employees may purchase Common Stock, by means of limited payroll deductions, at a 5% discount from the fair market value of the Common Stock as of specific dates. In accordance with ASC Topic 718-50 Compensation – Stock Compensation – Employee Share Purchase Plans, the ESPP is considered non-compensatory and does not require the recognition of compensation cost because the discount offered to employees does not exceed 5%. Shares issued pursuant to this plan were 76,595, 56,805 and 122,401 for the years ended December 31, 2013, 2012 and 2011, respectively.

Common Stock Warrants

From time to time, the Company issues warrants to purchase its common stock. These warrants have been issued for consulting services, in connection with the Company’s credit facilities and sales of its common stock, and in connection with employment agreements and for compensation to directors. These warrants are valued using an option pricing model and using the volatility, market price, strike price, risk-free interest rate and dividend yield appropriate at the date the warrants were issued. Stock compensation costs recognized for the years ended December 31, 2013, 2012 and 2011 was approximately $263,000, $153,000 and $83,000 respectively.

On January 9, 2012 Dr. Maher Albitar was granted performance incentive warrants to purchase 200,000 shares of the Company’s common stock (the “Albitar Warrants”) at an exercise price per share of $1.43, which was the closing price per share on the last trading day prior to his start date. These warrants are being treated as non-employee consultant warrants and as such are being revalued, with assumptions for meeting performance, at the end of every reporting period using a trinomial lattice model. The Albitar Warrants have a five year term and vest in accordance with the performance criteria as follows:

(i)	80,000 will vest upon the commercial launch of the Company’s gene-based plasma prostate cancer test licensed from Health Discovery Corp (“HDC”) or similar test based on our mutual agreement.

(ii)	40,000 will vest upon the commercial launch of the Company’s gene-based colon cancer test licensed from HDC or similar test based on our mutual agreement.

(iii)	40,000 will vest upon the commercial launch of the Company’s gene-based pancreatic cancer test licensed from HDC or similar test based on our mutual agreement.

(iv)	20,000 will vest upon successful consummation of a sublicensing agreement with an instrument manufacturer to commercialize the cytogenetics automated image analysis technology licenses from HDC.

(v)	20,000 will vest upon successful consummation of a sublicensing agreement with an instrument manufacturer to commercialize the flow cytometry automated image analysis technology licenses from HDC.

In the event of a change of control of the Company in which the consideration payable to common stockholders of the Company has a deemed value of at least $4.00 per share, any unvested portion of the Albitar Warrants will immediately vest in full.

On December 31, 2013 the Albitar Warrants were valued at approximately $479,000 based on a trinomial lattice model with the following terms:

Expected term in years	3.7
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

We recorded stock compensation expense of approximately $231,000 and $135,000 for these warrants during the years ended December 31, 2013 and 2012, which amount is included in the $263,000 and $153,000, respectively mentioned above.

For the year ended December 31, 2012, 650,000 warrants previously issued to members of our board of directors and 348,417 warrants issued in June 2007 as part of a common stock offering were exercised or expired as follows:

Type of Exercise	Warrant Shares	Exercise Price / Share	Cash Received	Common Stock Shares Issued
For cash	175,000	$1.50	$262,500	175,000
Cashless net exercise	725,000	$1.50	$—	75,066
Expired unexercised	98,417	$1.50	$—	—

Warrant activity is summarized as follows:

	Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2010	6,326,750	0.65
Granted	—	—
Exercised	(4,170,000)	0.29
Expired	—	—
Cancelled	—	—

Warrants outstanding, December 31, 2011	2,156,750	1.34
Granted	200,000	1.43
Exercised	(900,000)	1.50
Expired	(98,417)	1.50
Cancelled	—	—

Warrants outstanding, December 31, 2012	1,358,333	$1.24
Granted	—	0.00
Exercised	—	0.00
Expired	—	0.00
Cancelled	—	0.00

Warrants outstanding, December 31, 2013	1,358,333	$1.24

The following table summarizes information on warrants outstanding on December 31, 2013:

Number outstanding	Exercise price	Issued	Expire
83,333	$0.75	02/09/2009	02/08/2014
625,000	$1.05	03/16/2009	03/15/2014
450,000	$1.50	5/3/2010	5/2/2017
200,000	$1.43	1/12/2012	1/12/2017

1,358,333	$1.24